UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number (811-09871)

Cullen Funds Trust
(Exact name of registrant as specified in charter)

645 Fifth Avenue
New York, NY 10022
(Address of principal executive offices) (Zip code)

Brooks Cullen
645 Fifth Avenue
New York, NY 10022
(Name and address of agent for service)

877-485-8586
Registrant's telephone number, including area code

Date of fiscal year end: June 30, 2007

Date of reporting period: March 31, 2007

Item 1. Schedule of Investments.

Schedule of Investments
March 31, 2007
Cullen High Dividend Equity Fund (Unaudited)

	Shares	Value
COMMON STOCKS - 87.39%
Aerospace & Defense - 2.24%
Raytheon Co.	190,850	$10,011,991
Beverages - 3.00%
Diageo PLC - ADR (b)	165,000	13,356,750
Capital Markets - 2.46%
Allied Capital Corp.	380,650	10,966,526
Chemicals - 5.51%
The Dow Chemical Co.	317,850	14,576,601
PPG Industries, Inc.	142,300	10,005,113
		24,581,714
Commercial Banks - 11.69%
Bank of America Corp.	247,400	12,622,348
Barclays PLC - ADR (b)	212,900	12,122,526
HSBC Holdings PLC - ADR (b)	112,550	9,883,015
Regions Financial Corp.	353,250	12,494,453
Wachovia Corp.	90,900	5,004,045
		52,126,387
Construction Materials - 2.71%
Cemex SA de CV - ADR (a)(b)	369,350	12,096,212
Diversified Financial Services - 5.76%
Alliancebernstein Holding LP	94,450	8,358,825
Citigroup, Inc.	85,420	4,385,463
J.P. Morgan Chase & Co.	267,650	12,948,907
		25,693,195
Diversified Telecommunication Services - 5.60%
AT&T, Inc.	274,142	10,809,419
Verizon Communications, Inc.	372,950	14,142,264
		24,951,683
Electric Utilities - 5.70%
Cia Energetica de Minas Gerais - ADR (b)	278,500	13,549,025
Pinnacle West Capital Corp.	245,950	11,867,088
		25,416,113
Food Products - 8.81%
HJ Heinz Co.	291,350	13,728,412
Kraft Foods, Inc.	316,100	10,007,726
Unilever NV - ADR (b)	532,050	15,546,501
		39,282,639
Household Products - 3.09%
Kimberly-Clark Corp.	200,950	13,763,066
Industrial Conglomerates - 2.16%
3M Co.	126,200	9,645,466
Metals & Mining - 2.04%
Anglo American PLC - ADR (b)	344,700	9,106,974
Oil & Gas - 6.93%
ChevronTexaco Corp.	182,000	13,460,720
PetroChina Co., Ltd. - ADR (b)	101,150	11,843,653
Petroleo Brasileiro SA - ADR (b)	56,500	5,622,315
		30,926,688
Paper & Forest Products - 1.40%
Weyerhaeuser Co.	83,250	6,222,105
Pharmaceuticals - 8.34%
Bristol-Myers Squibb Co.	480,800	13,347,008
GlaxoSmithKline PLC - ADR (b)	214,200	11,836,692
Pfizer, Inc.	475,450	12,009,867
		37,193,567
Real Estate - 6.73%
BRE Properties - Class A	54,000	3,410,100
Equity Residential	181,950	8,775,448
Health Care Property Investors, Inc.	338,550	12,197,957
Healthcare Realty Trust, Inc.	151,150	5,637,895
		30,021,400
Sanitary Paper Products - 0.13%
Kimberly-Clark de Mexico SA de CV - ADR (b)	26,850	600,447
Tobacco - 2.85%
Altria Group, Inc.	144,550	12,692,935
Wireless Telecommunication Services - 0.24%
Vodafone Group PLC - ADR (b)	40,000	1,074,400
TOTAL COMMON STOCKS (Cost $344,891,208)		$389,730,258
PREFERRED STOCKS - 1.84%
Ford Motor Co Capital Trust II	229,700	8,214,072
TOTAL PREFERRED STOCKS (Cost $8,768,834)		$8,214,072

	Principal
	Amount	Value
SHORT TERM INVESTMENTS - 9.97%
U.S. Treasuries - 9.72%
U.S. Treasury Bill, 4.830%, 04/05/2007	13,621,000	$13,613,531
U.S. Treasury Bill, 5.010%, 04/12/2007	15,000,000	14,977,349
U.S. Treasury Bill, 4.824%, 04/19/2007	14,786,000	14,749,922
Total U.S. Treasuries (Cost $43,340,802)		43,340,802

Variable Rate Demand Notes# - 0.25%
American Family Financial Services, 4.9628%	551,020	551,020
Wisconsin Corporate Central Credit Union, 4.99%	551,796	551,796
Total Variable Rate Demand Notes (Cost $1,102,816)		1,102,816

TOTAL SHORT TERM INVESTMENTS (Cost $44,443,618)		$44,443,618
Total Investments (Cost $397,855,225) - 99.20%		$442,387,948
Other Assets in Excess of Liabilities - 0.80%		3,566,505
TOTAL NET ASSETS - 100.00%		$445,954,453

Footnotes
Percentages are stated as a percent of net assets.

(a)	Non Income Producing
(b)	Foreign Issued Security
#	Variable rate demand notes are considered short-term obligations and are payable on demand.
Interest rates change periodically on specified dates. The rates listed are as of March 31, 2007.

The cost basis of investments for federal income tax purposes at March 31, 2007 was as follows*:

Cost of investments	$397,927,023
Gross unrealized appreciation	48,920,317
Gross unrealized depreciation	(4,459,392)
Net unrealized appreciation	$44,460,925

* Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund's previous fiscal year end. For the previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section in the Fund's most recent semi-annual or annual report.

Schedule of Investments
March 31, 2007
Cullen International High Dividend Fund (Unaudited)

	Shares	Value
COMMON STOCKS - 91.46%
Australia - 3.32%
Australia & New Zealand Banking Group Ltd. - ADR	2,350	$282,588
Equigold NL	102,400	135,463
St. George Bank Ltd.	13,350	378,376
		796,427
Bermuda - 1.39%
Tsakos Energy Navigation Ltd.	6,400	332,800

Brazil - 7.39%
Cia Energetica de Minas Gerais - ADR	7,850	381,902
Cia Siderurgica Nacional SA - ADR	9,950	426,258
CPFL Energia SA - ADR	4,450	188,235
Petroleo Brasileiro SA - ADR	3,550	353,261
Sadia SA - ADR	3,500	131,775
Uniao de Bancos Brasileiros SA - ADR	3,350	292,991
		1,774,422
Canada - 6.69%
Calloway Real Estate Investment Trust	12,250	295,931
Canadian Oil Sands Trust	500	12,240
Enerplus Resources Fund	8,100	341,982
Pengrowth Energy Trust	11,250	189,787
Primaris Real Estate Investment Trust	14,300	251,690
Timberwest Forest Corp.	12,700	202,298
Vermilion Energy Trust	11,450	313,387
		1,607,315
China - 3.08%
Aluminum Corp. of China Ltd. - ADR	6,100	158,539
Guangshen Railway Ltd. - ADR	200	6,314
PetroChina Co., Ltd. - ADR	3,650	427,379
Road King Infrastructure Ltd.	90,000	148,589
		740,821
Egypt - 0.26%
Commercial International Bank	6,285	61,279
Finland - 1.89%
Nokia OYJ - ADR	11,150	255,558
Sponda OYJ	11,500	198,941
		454,499
Germany - 4.70%
Deutsche Lufthansa AG	14,600	396,698
RWE AG	4,400	465,515
Siemens AG - ADR	2,500	268,000
		1,130,213
India - 0.32%
ICICI Bank Ltd. - ADR	2,100	77,175
Italy - 4.17%
Enel SpA - ADR	5,950	318,325
ENI SpA - ADR	2,400	155,592
Unicredito Italiano SpA	55,500	528,243
		1,002,160
Japan - 2.69%
Nissan Motor Co., Ltd. - ADR	13,350	285,690
SBI Holdings, Inc.	950	360,362
		646,052
Malaysia - 6.45%
Berjaya Sports Toto Berhad	325,000	438,033
British American Tobacco Malaysia Berhad	15,800	210,210
Ioi Properties Berhad	72,700	231,294
Kuala Lumpur Kepong Berhad	85,250	295,879
Maxis Communications Berhad	109,000	375,155
		1,550,571
Mexico - 1.40%
Cemex SA de CV - ADR	10,300	337,325
Netherlands - 8.71%
ABN AMRO Holding NV - ADR	10,200	438,804
Corio NV	3,850	349,775
Eurocommercial Properties NV	6,450	379,199
ING Groep NV - ADR	11,300	478,329
Unilever NV - ADR	15,250	445,605
		2,091,712
Norway - 1.32%
Telenor ASA	17,900	318,049
Philippines - 1.22%
Philippine Long Distance Telephone - ADR	5,550	293,040
Russian Federation - 0.23%
LUKOIL - ADR	650	56,160
Singapore - 11.79%
Ascendas Real Estate Investment Trust	50,000	78,766
Parkway Holdings	123,000	265,920
Petra Foods Ltd.	84,000	93,017
Raffles Medical Group Ltd.	394,000	319,428
Rotary Engineering Ltd.	540,000	331,015
Singapore Technologies Engineering Ltd.	225,000	492,371
Singapore Telecommunications Ltd.	65,000	140,527
Singapore Telecommunications Ltd. - ADR	14,995	323,917
Tat Hong Holdings Ltd.	542,000	493,003
United Overseas Bank Ltd. - ADR	10,650	294,586
		2,832,550
South Africa - 2.71%
African Bank Investments Ltd.	37,300	155,792
Barloworld Ltd. - ADR	2,600	64,888
Barloworld Ltd.	9,400	234,530
The Tongaat-Hulett Group, Ltd.	11,500	194,982
		650,192
South Korea - 5.17%
Kookmin Bank - ADR	1,850	166,777
Korea Electric Power Corp. - ADR	1,650	33,000
KT&G Corp.	8,945	584,734
LG Electronics, Inc.	1,625	59,936
Samsung Electronics Co. Ltd.	845	397,441
		1,241,888
Sweden - 2.02%
D.Carnegie & Co. AB	11,150	231,932
Volvo AB - ADR	3,020	253,891
		485,823
Switzerland - 3.24%
Nestle SA - ADR	5,170	501,045
UBS AG	4,650	276,349
		777,394
Taiwan - 1.19%
Taiwan Semiconductor Manufacturing Co., Ltd. - ADR	26,500	284,875
Thailand - 0.19%
Rojana Industrial Park PCL	137,000	46,175
United Kingdom - 9.92%
Anglo American PLC - ADR	9,300	245,706
Barclays PLC - ADR	8,050	458,367
Diageo PLC - ADR	8,000	647,600
GlaxoSmithKline PLC - ADR	8,600	475,236
HSBC Holdings PLC - ADR	2,250	197,573
Vodafone Group PLC - ADR	13,350	358,581
		2,383,063
TOTAL COMMON STOCKS (Cost $19,690,514)		$21,971,980
Total Investments (Cost $19,690,514) - 91.46%		$21,971,980
Other Assets in Excess of Liabilities - 8.54%		2,051,801
TOTAL NET ASSETS - 100.00%		$24,023,781

Footnotes

Percentages are stated as a percent of net assets.

ADR	American Depository Receipt

The cost basis of investments for federal income tax purposes at March 31, 2007 was as follows*:

Cost of investments	$19,730,569
Gross unrealized appreciation	2,569,813
Gross unrealized depreciation	(328,402)
Net unrealized appreciation	$2,241,411

* Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund's previous fiscal year end. For the previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section in the Fund's most recent semi-annual or annual report.

Item 2. Controls and Procedures.

(a)
The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)). Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Cullen Funds Trust

By (Signature and Title) /s/ James P. Cullen
James P. Cullen, President

Date    5/2/07

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ James P. Cullen
James P. Cullen, President

Date    5/2/07

By (Signature and Title)* /s/ Brenda S. Pons
Brenda S. Pons, Treasurer

Date     4/27/07